Convertible Redeemable Preferred Shares - Voting Rights, Dividend and Liquidation (Details)	1 Months Ended		12 Months Ended
	May 31, 2019 Vote	Aug. 31, 2018 Vote	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016
Class B ordinary shares
Temporary Equity [Line Items]
Number of votes per share	30	1
Dividend distribution as percentage of temporary equity issue price			10.00%
If Liquidation, percentage of temporary equity issue price			150.00%
Ordinary shares
Temporary Equity [Line Items]
Number of votes per share				1	1